Maturities Of Time Deposits Included In Interest-Bearing Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Deposits [Line Items]
2014	$ 134,350
2015	34,571
2016	12,972
2017	13,373
2018	7,721
Thereafter	0
Time Deposits	$ 202,987